Subsidiaries With Material Non-controlling Interest - Subsidiaries With Material Non-controlling Interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ 363	€ 439
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ 52	€ (84)	€ 494
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country	Japan
Percentage of equity interest held by non-controlling interests	49.00%	49.00%
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ 419	€ 487
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ 60	€ (76)	202
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country	Slovakia
Percentage of equity interest held by non-controlling interests	0.26%	0.26%
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ (56)	€ (48)
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ (8)	€ (8)	€ (3)